Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,532,500.00
Previously Paid Amount	0.00
Total Fee Amount	2,482.33
Total Offset Amount	0.00
Net Fee	$ 2,482.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A